Income Tax (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Current tax expenses
Expenses for the current year	₪ 311		₪ 438	₪ 437
Adjustments for prior years	(24)		54	(28)
Total current tax expenses	287		492	409
Deferred tax expenses (income)
Adjustments for prior years according to an assessment agreement			(54)
Reversal of temporary differences according to an assessment agreement			21
Write-off of a provision for tax due to impairment, see Note 9	(114)
Creation and reversal of temporary differences	(232)		(112)	(33)
Total deferred tax expenses	(346)		(145)	(33)
Income tax expenses (benefit)	₪ (59)	[1]	₪ 347	₪ 442

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1